UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22336

Investment Company Act File Number

Large-Cap Core Research Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Core Research Portfolio

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 2.6%
Boeing Co. (The)	35,128	$3,015,739
United Technologies Corp.	22,588	2,110,397

		$5,126,136

Beverages — 2.1%
Anheuser-Busch InBev NV ADR	22,124	$2,202,444
Beam, Inc.	30,798	1,956,905

		$4,159,349

Biotechnology — 4.1%
Celgene Corp.(1)	30,869	$3,578,026
Gilead Sciences, Inc.(1)	91,690	4,486,391

		$8,064,417

Capital Markets — 2.0%
Ameriprise Financial, Inc.	24,726	$1,821,070
Goldman Sachs Group, Inc. (The)	14,480	2,130,732

		$3,951,802

Chemicals — 2.7%
LyondellBasell Industries NV, Class A	30,148	$1,908,067
Monsanto Co.	15,144	1,599,661
PPG Industries, Inc.	13,895	1,861,096

		$5,368,824

Commercial Banks — 3.8%
PNC Financial Services Group, Inc.	26,237	$1,744,760
Regions Financial Corp.	225,528	1,847,074
Wells Fargo & Co.	106,241	3,929,855

		$7,521,689

Communications Equipment — 1.8%
QUALCOMM, Inc.	53,862	$3,606,061

		$3,606,061

Computers & Peripherals — 5.1%
Apple, Inc.	19,751	$8,742,385
NCR Corp.(1)	47,736	1,315,604

		$10,057,989

Consumer Finance — 1.6%
American Express Co.	46,006	$3,103,565

		$3,103,565

Diversified Financial Services — 4.5%
Bank of America Corp.	185,458	$2,258,879
Citigroup, Inc.	71,613	3,168,159
JPMorgan Chase & Co.	74,266	3,524,664

		$8,951,702

Security	Shares	Value
Diversified Telecommunication Services — 2.2%
TW Telecom, Inc.(1)	59,653	$1,502,659
Verizon Communications, Inc.	59,541	2,926,440

		$4,429,099

Electric Utilities — 2.4%
Edison International	48,996	$2,465,479
NextEra Energy, Inc.	29,156	2,264,838

		$4,730,317

Electrical Equipment — 1.2%
Emerson Electric Co.	44,002	$2,458,392

		$2,458,392

Energy Equipment & Services — 2.0%
Cameron International Corp.(1)	22,597	$1,473,324
Halliburton Co.	62,734	2,535,081

		$4,008,405

Food & Staples Retailing — 1.3%
Whole Foods Market, Inc.	28,562	$2,477,753

		$2,477,753

Food Products — 4.5%
Green Mountain Coffee Roasters, Inc.(1)	32,671	$1,854,406
Hershey Co. (The)	24,541	2,148,074
Kraft Foods Group, Inc.	34,536	1,779,640
Mondelez International, Inc., Class A	103,609	3,171,471

		$8,953,591

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	56,084	$1,980,887
Covidien PLC	27,394	1,858,409
Stryker Corp.	23,083	1,505,935

		$5,345,231

Health Care Providers & Services — 1.6%
Express Scripts Holding Co.(1)	29,471	$1,699,003
Humana, Inc.	21,436	1,481,442

		$3,180,445

Hotels, Restaurants & Leisure — 1.9%
Marriott International, Inc., Class A	36,222	$1,529,655
McDonald’s Corp.	21,997	2,192,881

		$3,722,536

Household Products — 1.2%
Colgate-Palmolive Co.	19,891	$2,347,735

		$2,347,735

Industrial Conglomerates — 2.1%
Danaher Corp.	26,105	$1,622,426
General Electric Co.	112,688	2,605,346

		$4,227,772

Insurance — 1.7%
ACE, Ltd.	20,405	$1,815,433
Aflac, Inc.	31,433	1,635,145

		$3,450,578

Security	Shares	Value
Internet & Catalog Retail — 1.5%
Amazon.com, Inc.(1)	5,233	$1,394,542
Netflix, Inc.(1)	8,311	1,574,187

		$2,968,729

Internet Software & Services — 3.0%
eBay, Inc.(1)	41,814	$2,267,155
Google, Inc., Class A(1)	4,734	3,758,938

		$6,026,093

IT Services — 5.0%
Accenture PLC, Class A	23,848	$1,811,732
Cognizant Technology Solutions Corp., Class A(1)	17,896	1,371,013
International Business Machines Corp.	24,369	5,197,908
Visa, Inc., Class A	9,179	1,558,961

		$9,939,614

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	35,182	$1,476,589

		$1,476,589

Machinery — 1.8%
Caterpillar, Inc.	24,043	$2,091,020
Deere & Co.	17,746	1,525,801

		$3,616,821

Media — 3.2%
Comcast Corp., Class A	75,355	$3,165,663
Walt Disney Co. (The)	56,601	3,214,937

		$6,380,600

Metals & Mining — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	50,775	$1,680,653

		$1,680,653

Multi-Utilities — 1.3%
Sempra Energy	31,474	$2,516,032

		$2,516,032

Multiline Retail — 2.1%
Dollar General Corp.(1)	44,580	$2,254,856
Macy’s, Inc.	47,552	1,989,576

		$4,244,432

Oil, Gas & Consumable Fuels — 8.5%
Alpha Natural Resources, Inc.(1)	156,088	$1,281,483
Chevron Corp.	21,607	2,567,344
Concho Resources, Inc.(1)	16,398	1,597,657
EOG Resources, Inc.	16,630	2,129,804
Marathon Oil Corp.	63,267	2,133,363
Occidental Petroleum Corp.	34,203	2,680,489
Phillips 66	43,862	3,069,024
Range Resources Corp.	17,797	1,442,269

		$16,901,433

Pharmaceuticals — 4.1%
Pfizer, Inc.	214,202	$6,181,870
Roche Holding AG ADR	29,771	1,744,580
Zoetis, Inc.(1)	3,517	117,468

		$8,043,918

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 1.7%
AvalonBay Communities, Inc.	13,375	$1,694,211
Boston Properties, Inc.	17,269	1,745,205

		$3,439,416

Road & Rail — 2.6%
Norfolk Southern Corp.	27,612	$2,128,333
Union Pacific Corp.	20,757	2,956,004

		$5,084,337

Semiconductors & Semiconductor Equipment — 0.7%
Samsung Electronics Co., Ltd. GDR	2,119	$1,427,206

		$1,427,206

Software — 2.5%
Microsoft Corp.	82,304	$2,354,717
Nuance Communications, Inc.(1)	52,364	1,056,705
Oracle Corp.	47,431	1,533,919

		$4,945,341

Specialty Retail — 3.1%
Home Depot, Inc. (The)	44,346	$3,094,464
Ross Stores, Inc.	24,536	1,487,372
Urban Outfitters, Inc.(1)	40,756	1,578,888

		$6,160,724

Tobacco — 1.0%
Philip Morris International, Inc.	20,914	$1,938,937

		$1,938,937

Wireless Telecommunication Services — 0.8%
Rogers Communications, Inc., Class B	30,563	$1,560,547

		$1,560,547

Total Common Stocks — 99.7% (identified cost $154,942,776)		$197,594,810

Call Options Purchased — 0.1%

Security	Number of Contracts	Strike Price	Expiration Date	Value
American Tower Corp.	135	$75.00	4/20/13	$29,363
MetroPCS Communications, Inc.	935	11.00	4/20/13	49,555
Wal-Mart Stores, Inc.	215	72.50	6/22/13	68,262

Total Call Options Purchased (identified cost $61,418)				$147,180

Put Options Purchased — 0.1%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Humana, Inc.	214	$65.00	5/18/13	$44,940
Netflix, Inc.	83	170.00	4/20/13	14,940
Occidental Petroleum Corp.	342	77.50	4/20/13	38,163
Phillips 66	438	62.50	8/17/13	102,930

Total Put Options Purchased (identified cost $399,717)				$200,973

Short-Term Investments — 0.2%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)			$402	$402,067

Total Short-Term Investments (identified cost $402,067)				$402,067

Total Investments — 100.1% (identified cost $155,805,978)				$198,345,030

Call Options Written — (0.1)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Dollar General Corp.	100	$52.50	4/20/13	$(6,000)
Dollar General Corp.	200	55.00	4/20/13	(4,000)
Express Scripts Holding Co.	294	60.00	4/20/13	(7,056)
MetroPCS Communications, Inc.	935	12.00	4/20/13	(17,765)
Netflix, Inc.	83	190.00	4/20/13	(64,118)
Phillips 66	438	70.00	4/20/13	(74,460)
Rogers Communications, Inc., Class B FLEX	305	49.50	4/20/13	(54,160)

Total Call Options Written (premiums received $189,185)				$(227,559)

Put Options Written — (0.1)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
American Tower Corp.	135	$70.00	4/20/13	$(1,350)
American Tower Corp.	135	72.50	4/20/13	(2,025)
Humana, Inc.	214	55.00	5/18/13	(7,490)
Netflix, Inc.	83	135.00	4/20/13	(871)
Phillips 66	438	55.00	8/17/13	(37,230)
Wal-Mart Stores, Inc.	215	60.00	6/22/13	(2,473)

Total Put Options Written (premiums received $141,544)				$(51,439)

Other Assets, Less Liabilities — 0.1%				$145,942

Net Assets — 100.0%				$198,211,974

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

FLEX	-	FLexible EXchange traded option, representing a Customized Option Contract with negotiated contract terms.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2013 was $368.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$157,439,492

Gross unrealized appreciation	$42,032,350
Gross unrealized depreciation	(1,126,812)

Net unrealized appreciation	$40,905,538

Written options activity for the fiscal year to date ended March 31, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	646	$175,304
Options written	5,473	429,611
Options terminated in closing purchase transactions	(1,435)	(74,799)
Options expired	(1,109)	(199,387)

Outstanding, end of period	3,575	$330,729

At March 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into option transactions or a combination of option transactions on individual securities to seek return and/or to seek to reduce the Fund’s exposure to a decline in the stock price.

At March 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $348,153 and $278,998, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$23,477,021	$—	$—	$23,477,021
Consumer Staples	19,877,365	—	—	19,877,365
Energy	20,909,838	—	—	20,909,838
Financials	30,418,752	—	—	30,418,752
Health Care	26,110,600	—	—	26,110,600
Industrials	20,513,458	—	—	20,513,458
Information Technology	34,575,098	1,427,206	—	36,002,304
Materials	7,049,477	—	—	7,049,477
Telecommunication Services	5,989,646	—	—	5,989,646
Utilities	7,246,349	—	—	7,246,349
Total Common Stocks	$196,167,604	$1,427,206 *	$—	$197,594,810
Call Options Purchased	$147,180	$—	$—	$147,180
Put Options Purchased	200,973	—	—	200,973
Short-Term Investments	—	402,067	—	402,067
Total Investments	$196,515,757	$1,829,273	$—	$198,345,030

Liability Description
Call Options Written	$(173,399)	$(54,160)	$—	$(227,559)
Put Options Written	(51,439)	—	—	(51,439)
Total	$(224,838)	$(54,160)	$—	$(278,998)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Core Research Portfolio

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date: May 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: May 24, 2013